Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Maturities of certificates of deposit:
Less than 1 Year	$ 39,149
1-2 Years	15,811
2-3 Years	7,042
3-5 Years	13,648
Greater than 5 Years	1,271
Certificates of deposit	76,921	66,723
Interest Rates 4.00 percent to 4.99 percent [Member]
Maturities of certificates of deposit:
Less than 1 Year	45
1-2 Years	17
2-3 Years	53
3-5 Years
Greater than 5 Years
Certificates of deposit	115	133
Interest Rates 3.00 percent to 3.99 percent [Member]
Maturities of certificates of deposit:
Less than 1 Year	502
1-2 Years
2-3 Years	12
3-5 Years	536
Greater than 5 Years
Certificates of deposit	1,050	1,486
Interest Rates 2.00 percent to 2.99 percent [Member]
Maturities of certificates of deposit:
Less than 1 Year	4,022
1-2 Years	696
2-3 Years	47
3-5 Years	323
Greater than 5 Years	1,004
Certificates of deposit	6,092	7,130
Interest Rates 1.00 percent to 1.99 percent [Member]
Maturities of certificates of deposit:
Less than 1 Year	1,419
1-2 Years	6,884
2-3 Years	6,398
3-5 Years	12,394
Greater than 5 Years	267
Certificates of deposit	27,362	17,715
Interest Rates 0.10 percent to 0.99 percent [Member]
Maturities of certificates of deposit:
Less than 1 Year	33,161
1-2 Years	8,214
2-3 Years	532
3-5 Years	395
Greater than 5 Years
Certificates of deposit	$ 42,302	$ 40,259
Upper Range [Member] | Interest Rates 4.00 percent to 4.99 percent [Member]
Maturities of certificates of deposit:
Interest Rate	4.99%
Upper Range [Member] | Interest Rates 3.00 percent to 3.99 percent [Member]
Maturities of certificates of deposit:
Interest Rate	3.99%
Upper Range [Member] | Interest Rates 2.00 percent to 2.99 percent [Member]
Maturities of certificates of deposit:
Interest Rate	2.99%
Upper Range [Member] | Interest Rates 1.00 percent to 1.99 percent [Member]
Maturities of certificates of deposit:
Interest Rate	1.99%
Upper Range [Member] | Interest Rates 0.10 percent to 0.99 percent [Member]
Maturities of certificates of deposit:
Interest Rate	0.99%
Lower Range [Member] | Interest Rates 4.00 percent to 4.99 percent [Member]
Maturities of certificates of deposit:
Interest Rate	4.00%
Lower Range [Member] | Interest Rates 3.00 percent to 3.99 percent [Member]
Maturities of certificates of deposit:
Interest Rate	3.00%
Lower Range [Member] | Interest Rates 2.00 percent to 2.99 percent [Member]
Maturities of certificates of deposit:
Interest Rate	2.00%
Lower Range [Member] | Interest Rates 1.00 percent to 1.99 percent [Member]
Maturities of certificates of deposit:
Interest Rate	1.00%
Lower Range [Member] | Interest Rates 0.10 percent to 0.99 percent [Member]
Maturities of certificates of deposit:
Interest Rate	0.10%